Income Taxes (Details) - Schedule of reconciliation of the effective rate of income tax - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliation Of The Effective Rate Of Income Tax Abstract
Income (loss) before income taxes	$ 874	$ 5,525
Tax expense calculated	26.68%	26.63%
Tax expense calculated
Using statutory rates	$ 233	$ 1,471
Non-deductible items	2,280	303
Difference in foreign tax rates	103	(8)
Change in deferred tax rates	(116)	(132)
Movement in tax benefits not recognized	2,996	949
Impact of true-up of prior year balances	124	1
Renouncement of flow-through expenditures	2,525	2,020
Other	123	24
Income tax expense (recovery)	$ 8,268	$ 4,630